PURCHASE ADVANCES, NET (Details 1) - Third Party [Member]	12 Months Ended
	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)
Beginning balance	¥ 401,790	$ 60,695	¥ 16,591,247
Charge to expense	62,556	9,450	381,436
Less: write-off	(11,714)	(1,770)	(16,570,893)
Ending balance	¥ 452,632	$ 68,375	¥ 401,790